Revenue information - Schedule of contract liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related party balances and transactions
Contract liabilities, current and non-current	¥ 283,235		¥ 341,633
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	1,517	$ 209	621
Contract liabilities, non-current	6	1	2
Related Party
Related party balances and transactions
Contract liabilities, current	202,919	27,923	207,017
Contract liabilities, non-current	¥ 78,793	$ 10,842	¥ 133,993